OTHER PAYABLES AND ACCRUED LIABILITIES (Schedule of Other Payables and Accrued Liabilities) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
Other Payables And Accruals
Accrued expenses	$ 849		¥ 5,398	¥ 3,791
Deposits from customers | ¥			505	814
Deposits from customers | $	80
Total payables	929		5,903	4,605
Accrued payroll	453		2,878	3,252
Penalties related to income tax	475		3,025	1,576
Taxes other than income tax payable	45	[1]	285	143
Others	1		7	174
Total others payables	974		6,195	5,145
Total	1,903		12,098	9,750	¥ 19,711
Total	$ 1,903		¥ 12,098	¥ 9,750	¥ 19,711

[1]	Taxes other than income taxes payable mainly comprise accruals for value-added tax, city construction tax and education surcharge.